Postretirement Benefit Plans (Cost of Pension Plans) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	$ 315	$ 361
Prior service cost amortization	76	52
Expected return on plan assets	(834)	(825)
Interest cost on benefit obligation	734	695
Net actuarial gain (loss) amortization	612	825
Curtailment loss	0	71
Pension plans costs	903	1,179
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	113	105
Prior service cost amortization	(1)	0
Expected return on plan assets	(263)	(209)
Interest cost on benefit obligation	172	133
Net actuarial gain (loss) amortization	64	74
Pension plans costs	85	103
Principal retiree benefit plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	25	41
Prior service cost amortization	(41)	33
Expected return on plan assets	(11)	(12)
Interest cost on benefit obligation	63	101
Net actuarial gain (loss) amortization	(13)	1
Curtailment loss	0	4
Pension plans costs	$ 23	$ 168